Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of 31 March 2024	As of 31 March 2025
	USD’000	USD’000
Cash and bank balances	4,301	1,606
Fixed deposits	2,083	6,097
	6,384	7,703

Schedule of Functional Currency

The above balances that are not denominated in the functional currency are as follows:

	As of 31 March 2024	As of 31 March 2025
	USD’000	USD’000
Hong Kong Dollar	85	82
Indonesia Rupiah	41	44
Euro	—	98
Singapore Dollar	34	18